Debt - Convertible Notes (Details) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 29, 2022 USD ($) installment $ / shares shares	Oct. 28, 2020 USD ($)	Apr. 15, 2020 USD ($) $ / shares shares	Dec. 07, 2011	May 31, 2015 USD ($) D $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes
Amount of debt		$ 25,000	$ 25,000		$ 25,000
Debt principal after scheduled paydown	$ 15,000	20,000
Scheduled decrease in the aggregate principal amount	$ 5,000	$ 5,000
Interest rate of debt (as a percent)	7.00%	7.00%	7.00%		7.50%
Conversion price (in dollars per share) | $ / shares					$ 21.50
Conditional conversion price (in dollars per share) | $ / shares					$ 30.10
Number of trading days for which stock price must exceed specified price | D					20
Number of consecutive trading days during which stock price must exceed specified price | D					30
Agreement term		18 months	6 months
Warrant cash exercise price | $ / shares			$ 2.97
Relative fair value of warrants recorded as debt discount			$ 242
Effective interest rate			8.90%
Number of installments | installment	3
Principal payment	$ 5,000
Maximum
Convertible Notes
Aggregate number of common shares which can be purchased with warrants issued | shares			212,649
Series B 9.375% redeemable preferred stock
Convertible Notes
Preferred stock, dividend rate (as a percent)	9.375%			9.375%		9.375%	9.375%	9.375%
Series C 9.125% redeemable preferred stock
Convertible Notes
Number of common shares that can be purchased with each warrant | shares	1.5
Warrant cash exercise price | $ / shares	$ 5.00
Preferred stock, dividend rate (as a percent)	9.125%			9.125%		9.125%	9.125%	9.125%